Note 16 - Segmented Information (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of segment reporting information, by segment [text block]
	December 31, 2020	December 31, 2019
Canada	$205,898	$339,364
United States	13,968,566	14,098,446
Mexico	58,608,820	56,976,748
	$72,783,284	$71,414,558